ORDINARY SHARES (Details)		1 Months Ended				12 Months Ended
	Jan. 22, 2014 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	May 31, 2019 CNY (¥) shares	May 31, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 $ / shares shares
REFERRED SHARES [Line Items]
Authorized capital | $							$ 10,000
Ordinary shares, shares authorized							500,000,000			500,000,000
Ordinary shares, par value | $ / shares				$ 0.00002	$ 0.00002		$ 0.00002			$ 0.00002
Issuance of shares | ¥						¥ 636,179,444		¥ 488,950,795	¥ 663,235,987
Ordinary shares, shares issued							190,380,309			180,653,497
Ordinary shares, shares outstanding							187,434,469			178,930,297
Issuance of shares (in shares)			18,687,500	18,687,500	16,560,000	5,976,272	5,976,272
Payments of Stock Issuance Costs | $				$ 3,900,000	$ 4,300,000
Proceeds from Issuance of Common Stock			¥ 488,950,000	$ 70,900,000	$ 71,100,000			¥ 488,950,795	¥ 663,235,987
Share Price In ADR | $ / shares				$ 16.00	$ 18.15
Private Placement
REFERRED SHARES [Line Items]
Issuance of shares | $	$ 126,300,000				$ 35,000,000
Issuance of shares (in shares)	15,000,000				7,713,499
Shares Issued, Price Per Share | $ / shares				$ 4.00	$ 4.54
At-the-market offering
REFERRED SHARES [Line Items]
Issuance of shares (in shares)						5,976,272	5,976,272
Proceeds from Issuance of Common Stock | $							$ 98,250,000
American Depositary Shares
REFERRED SHARES [Line Items]
Issuance of shares (in shares)	3,750,000		4,671,875	4,671,875	4,140,000	1,494,068	1,494,068
Treasury stock, shares, acquired		736,460				305,660	305,660
Treasury stock, value, acquired, cost method | ¥		¥ 43,169,878				¥ 29,294,325
Other Common Stock [Member]
REFERRED SHARES [Line Items]
Treasury stock, shares, acquired		2,945,840				1,222,640	1,222,640